ACQUISITIONS (Schedule Of Variable Interest Entities) (Details)	12 Months Ended
Dec. 31, 2017
Aslan Gunes Enerjisi A.S [Member]
Date of incorporation/establishment	Jun. 03, 2015
Place of incorporation/establishment	Turkey
Principal activities	Operation of Special Purpose Vehicle
Hiprom Enerji Yatirimlari A.S [Member]
Date of incorporation/establishment	Jan. 14, 2015
Place of incorporation/establishment	Turkey
Principal activities	Operation of Special Purpose Vehicle
Fior Gunes Enerjisi Anonim Sirketi [Member]
Date of incorporation/establishment	Dec. 08, 2015
Place of incorporation/establishment	Turkey
Principal activities	Operation of Special Purpose Vehicle
Ulu Gunes Enerjisi Anonim Sirketi [Member]
Date of incorporation/establishment	Dec. 08, 2015
Place of incorporation/establishment	Turkey
Principal activities	Operation of Special Purpose Vehicle
Uno Enerji Anonim Sirketi [Member]
Date of incorporation/establishment	Nov. 24, 2015
Place of incorporation/establishment	Turkey
Principal activities	Operation of Special Purpose Vehicle